Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 2,000	$ 10,790,348	$ 5,344,116	$ (28,064)	$ 16,108,400	$ 3,932,230	$ 20,040,630
Balance, shares at Dec. 31, 2022	20,000,000
Return of capital for unissued shares		(2,676,807)			(2,676,807)		(2,676,807)
Net income (loss)			1,995,951		1,995,951	962,761	2,958,712
Foreign currency translation adjustments				2,017,563	2,017,563	(129,774)	1,887,789
Balance at Dec. 31, 2023	$ 2,000	8,113,541	7,340,067	1,989,499	17,445,107	4,765,217	22,210,324
Balance, shares at Dec. 31, 2023	20,000,000
Return of capital for unissued shares		(5,311,880)			(5,311,880)		(5,311,880)
Net income (loss)			1,877,237		1,877,237	167,910	2,045,147
Foreign currency translation adjustments				276,197	276,197	(129)	276,068
Acquisition of subsidiary						71,484	71,484
Acquisition of non-controlling interest		1,833,094	3,365,846	(1,601,801)	3,597,139	(3,754,487)	(157,348)
Balance at Dec. 31, 2024	$ 2,000	4,634,755	12,583,150	663,895	17,883,800	1,249,995	19,133,795
Balance, shares at Dec. 31, 2024	20,000,000
Net income (loss)			(4,308,902)		(4,308,902)	(212,473)	(4,521,375)
Foreign currency translation adjustments				(85,509)	(85,509)	(10,827)	(96,336)
Issuance of shares pursuant to IPO, net of offering cost	$ 357	8,096,922			8,097,279		8,097,279
Issuance of shares pursuant to IPO, net of offering cost, shares	3,565,000
Balance at Jun. 30, 2025	$ 2,357	$ 12,731,677	$ 8,274,248	$ 578,386	$ 21,586,668	$ 1,026,695	$ 22,613,363
Balance, shares at Jun. 30, 2025	23,565,000